Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005477 | Top10HoldingExxon MobilBNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005477 | Top10HoldingShellBNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005477 | Top10HoldingConocoPhillipsBNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005477 | Top10HoldingChevronBNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005477 | Top10HoldingLindeBNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005477 | Top10HoldingWilliamsBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005477 | Top10HoldingValero EnergyBNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005477 | Top10HoldingCanadian Natural ResourcesBNY-2171573
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005477 | Top10HoldingEnbridgeBNY-29250N105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005477 | Top10HoldingSLBBNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005477 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005477 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005477 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005477 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005477 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005477 | OUS Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005477 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005477 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005477 | Industrial Gases
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005477 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000166331 | Top10HoldingExxon MobilBNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166331 | Top10HoldingShellBNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166331 | Top10HoldingConocoPhillipsBNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166331 | Top10HoldingChevronBNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166331 | Top10HoldingLindeBNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166331 | Top10HoldingWilliamsBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166331 | Top10HoldingValero EnergyBNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166331 | Top10HoldingCanadian Natural ResourcesBNY-2171573
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166331 | Top10HoldingEnbridgeBNY-29250N105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166331 | Top10HoldingSLBBNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166331 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000166331 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166331 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000166331 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166331 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166331 | OUS Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166331 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166331 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166331 | Industrial Gases
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166331 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	32.60%